LEASES (Schedule of Components of Operating Lease Costs) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease cost	$ 5,897
Short-term lease cost	733
Variable lease cost	1,014
Sublease income	(279)
Total net lease costs	$ 7,365